SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 16:-  SEGMENT INFORMATION

The Company adopted ASC 280, "Segment Reporting." As of December 31, 2012, the Company operated in two major reportable segments. Following the acquisition of CyberSeal, the Company identifies the operation of CyberSeal as new major reportable segment. As such, the Company operates in three operational segments, as follows:

    Perimeter Products segment - sales of perimeter products, including services and maintenance that are performed either on a fixed-price basis or pursuant to time-and-materials based contracts, and

     Turnkey Projects segment - installation of comprehensive turnkey solutions for which revenues are generated from long-term fixed price contracts, and

    Cyber segment - provides hardware and software products, in the field of Cyber security, for monitoring, securing, and the active management of wired, wireless, and fiber optic communication networks.

a.    The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31, 2012
	Perimeter	Projects	Eliminations	Total

Revenues	$33,941	$45,038	$(1,282)	$77,697

Depreciation and amortization	$624	$554	$-	$1,178

Operating income (loss), before financial expenses and taxes on income	$4,409	$1,634	$(486)	$5,557
Financial expenses, net				472
Taxes on income				991

Net income				$4,094

	Year ended December 31, 2013
	Perimeter	Projects	Cyber	Eliminations	Total

Revenues	$30,551	$20,137	$1,638	$(809)	$51,517

Depreciation and amortization	$606	$629	$484	$-	$1,719

Operating income (loss), before financial expenses and taxes on income	$542	$(3,571)	$(1,184)	$(306)	$(4,519
Financial income, net					(59
Taxes on income					69

Net income (loss)					$(4,529

	Year ended December 31, 2014
	Perimeter	Projects	Cyber	Eliminations	Total

Revenues	37,554	39,198	1329	(538)	77,543

Depreciation and amortization	1,006	641	320	-	1,967

Impairment of goodwill and other intangible assets	$-	$-	$2,439	$-	$2,439

Operating income (loss), before financial expenses and taxes on income	6,770	(148)	(4,995)	(204)	1,423
Financial income, net					(1,979)
Taxes on income					82

Net income					3,320

	Year ended December 31, 2013
	Perimeter	Projects	Cyber	Total

Total long-lived assets	$5,536	$3,763	$4,293	$13,592

	Year ended December 31, 2014
	Perimeter	Projects	Cyber	Total

Total long-lived assets	$7,890	$3,439	$1,125	$12,454

b.    Major customer data (percentage of total revenues):

	Year ended December 31,
	2012	2013	2014

Customer A	9%	15%	14.8%
Customer B	19.3%	14.2%	5.7%

 c.    Geographical information:

The following is a summary of revenues within geographic areas based on end customer's location and long-lived assets:

1.              Revenues:

	Year ended December 31,
	2012	2013	2014

Israel	$10,152	$11,517	$16,525
Europe	12,809	7,311	9,591
North America	10,732	13,614	21,165
South and Latin America	15,159	3,118	8,813
Africa	21,642	8,182	12,393
Others	7,203	7,775	9,056

	$77,697	$51,517	$77,543

2.              Long-lived assets:

	December 31,
	2013	2014

Israel	$8,077	$4,193
Europe	1,195	992
USA	12	3,463
Canada	3,295	2,970
Others	1,013	836

	$13,592	$12,454